Financial Risk Management (Details) - Foreign exchange risk [Member] - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Foreign exchange risk on currencies
Trade payables	$ 79,858	$ 164,226
Cash	41,459	39,251
Interest, taxes, and other receivables	$ 14,618	$ 99,397